UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Chad E. Fickett

U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

(414) 765-5344

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Item 1. Report to Stockholders.

INVESTMENT ADVISER

Conning Asset Management Company

One Financial Plaza

Hartford, Connecticut 06103-2627

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 East Wells Street Suite 1400

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT, FUND

ACCOUNTANT AND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

CONNING MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

February 28, 2005

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Commercial Paper (92.54%)

	Principal Amount	Amortized Cost (c)
American Honda Finance 2.45% due 03/07/05	$1,000,000	$999,592
2.60% due 04/18/05	1,500,000	1,494,800
2.55% due 04/22/05	1,000,000	996,317
Barton Capital Corp. 2.42% due 03/11/05 (a) (b)	1,000,000	999,328
2.58% due 04/06/05 (a) (b)	2,500,000	2,493,550
Cooperative Assoc. of Tractor 2.43% due 03/04/05 (a)	1,668,000	1,667,662
2.53% due 04/01/05 (a)	1,900,000	1,895,861
Dealers Capital Access 2.58% due 03/11/05 (a)	2,500,000	2,498,208
2.71% due 05/11/05 (a)	1,000,000	994,655
Delaware Funding Co. LLC 2.53% due 03/01/05 (a) (b)	3,000,000	3,000,000
Diageo Capital PLC 2.50% due 03/22/05 (b)	1,300,000	1,298,104
Duff & Phelps Utilities Income, Inc. 2.16% due 03/16/05 (b)	2,500,000	2,497,750
2.40% due 04/04/05 (b)	2,000,000	1,995,467
Edison Asset Securitization LLC 2.42% due 03/15/05 (a) (b)	1,000,000	999,059
2.57% due 04/01/05 (a) (b)	2,394,000	2,388,702
Falcon Asset Securitization Corp. 2.53% due 03/15/05 to 03/22/05 (a) (b)	3,096,000	3,092,415
Galleon Capital LLC 2.53% due 03/21/05 (a) (b)	1,800,000	1,797,470
2.58% due 03/23/05 (a) (b)	1,300,000	1,297,950
General Electric Co. 2.41% due 03/22/05	3,000,000	2,995,782
Golden Peanut Co. LLC 2.50% due 03/11/05	900,000	899,375
2.51% due 03/24/05	2,500,000	2,495,991

Commercial Paper, continued

	Principal Amount	Amortized Cost (c)
Kitty Hawk Funding Corp. 2.70% due 05/16/05 (a) (b)	$1,500,000	$1,491,450
Metlife Funding, Inc. 2.66% due 05/20/05	3,500,000	3,479,311
National Rural Utilities 2.47% due 03/01/05	2,750,000	2,750,000
Nordea North America Inc. 2.65% due 04/25/05	2,300,000	2,290,688
Old Line Funding Corp. 2.57% due 04/08/05 (a) (b)	2,000,000	1,994,574
Thames Asset Global Securitization 2.55% due 03/30/05 (a) (b)	1,500,000	1,496,919
2.60% due 04/14/05 (a) (b)	1,500,000	1,495,233
Three Rivers Funding Corp. 2.60% due 04/13/05 (a) (b)	3,500,000	3,489,077
Thunder Bay Funding, Inc. 2.48% due 04/05/05 (a) (b)	1,000,000	997,589
Triple A One Funding Corp. 2.53% due 03/14/05 (a) (b)	1,032,000	1,031,057
2.60% due 04/11/05 (a) (b)	1,750,000	1,744,818
UBS Finance Delaware LLC 2.73% due 05/26/05	1,500,000	1,490,218
Windmill Funding Corp. 2.43% due 03/16/05 (a) (b)	3,000,000	2,996,963
World Omni Vehicle Leasing 2.54% due 03/08/05 (a) (b)	3,000,000	2,998,518
Yorkshire Building Society 2.70% due 05/10/05 (a)	2,000,000	1,989,500

TOTAL COMMERCIAL PAPER		70,533,953

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments

February 28, 2005

(Unaudited)

Investment Company (2.26%)

	Principal Amount	Amortized Cost (c)
SEI Daily Income Prime Obligation Fund	$1,723,504	$1,723,504

TOTAL INVESTMENT COMPANY		1,723,504

U.S. Government Agency Issues (6.56%)
Federal Home Loan Bank 1.50% due 03/01/05	4,000,000	4,000,000
1.265% due 03/15/05	1,000,000	999,933

TOTAL U.S. GOVERNMENT AGENCY ISSUES		4,999,933

TOTAL INVESTMENTS 101.36%		77,257,390

Liabilities in Excess of Other Assets (1.36)%		(1,038,875)

TOTAL NET ASSETS 100.00%		$76,218,515

Percentages are stated as a percent of net assets.

(a)	Asset backed security.
(b)	Section 4(2) paper which is unregistered and restricted on its resale. The Portfolio’s Adviser, under the supervision of the Board of Trustees, has determined these securities to be liquid.
(c)	Cost for federal income tax and financial reporting purposes are the same.

Allocation of Portfolio Assets*

February 28, 2005

% of Net Assets

*	Excludes net liabilities.

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities

February 28, 2005 (Unaudited)

Assets:
Investments, at amortized cost		$77,257,390
Interest receivable		12,658
Other assets		15,656

Total Assets		77,285,704

Liabilities:
Payable for capital shares redeemed	$214,204
Payable to Adviser	7,244
Payable to affiliates	800,327
Payable for shareholder servicing fees	39,842
Other liabilities	5,572

Total Liabilities		1,067,189

Net Assets		$76,218,515

Net Assets Consist Of:
Paid in capital		$76,218,515

Net Assets		$76,218,515

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		76,218,515

Net asset value, redemption price and offering price per share		$1.00

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Investment Income:
Interest income		$928,224

Expenses:
Shareholder servicing fees	$349,087
Investment advisory fees	186,182
Fund administration and accounting fees	93,091
Custody fees	17,723
Reports to shareholders	14,189
Transfer agent fees and expenses	14,115
Legal fees	12,258
Federal and state registration fees	9,805
Audit fees	7,751
Trustees’ fees and related expenses	5,257
Pricing fees	1,023
Other expenses	9,890

Total expenses before voluntary and contractual waivers		720,371
Expenses waived		(223,415)

Net Expenses		496,956

Net Investment Income		431,268

Change in net assets resulting from operations		$431,268

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets
	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Operations:
Net investment income	$431,268	$177,746

Net increase in net assets from operations	431,268	177,746

Distributions to Shareholders:
From net investment income	(431,268)	(177,746)

Net decrease in net assets from distributions to shareholders	(431,268)	(177,746)

Capital Share Transactions:
Shares sold	30,087,383	60,376,748
Shares issued to holders in reinvestment of distributions	431,268	177,746
Shares redeemed	(65,198,765)	(148,238,815)

Net decrease in net assets from capital share transactions	(34,680,114)	(87,684,321)

Total decrease in net assets	(34,680,114)	(87,684,321)

Net Assets:
Beginning of year	110,898,629	198,582,950

End of year	$76,218,515	$110,898,629

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Financial Highlights
	Six Months Ended February 28, 2005 (Unaudited)		Year Ended August 31, 2004		Year Ended August 31, 2003		Period Ended August 31, 2002 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net investment income	—	(b)	—	(b)	—	(b)	0.01
Net realized gain on investments	—		—		—		—	(b)

Total from Investment Activities	—	(b)	—	(b)	—	(b)	0.01

Distributions:
Net investment income	—	(b)	—	(b)	—	(b)	(0.01)
Net realized gain on investments	—		—		—		—	(b)

Total Distributions	—	(b)	—	(b)	—	(b)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00

Total Return	0.48	%(c)	0.13%		0.47%		1.09	%(c)

Ratios/Supplementary Data:
Net Assets at end of period (000’s)	$76,219		$110,899		$198,583		$232,867
Ratio of expenses to average net assets(e)	1.07	%(d)	1.01%		0.96%		0.97	%(d)
Ratio of net investment income to average net assets(e)	0.93	%(d)	0.12%		0.48%		1.12	%(d)

(a)	Portfolio commenced operations on September 20, 2001.
(b)	Less than one cent per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Net of fees voluntarily and contractually reduced. The effect of voluntary waivers was 0.37% and the effect of the contractual waiver was 0.11% for each period. If such fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.55%, 1.49%, 1.44% and 1.45% and the ratio of net investment income (loss) to average net assets would have been 0.45%, (0.36)%, 0.00% and 0.64% for the periods ended February 28, 2005, August 31, 2004, August 31, 2003 and August 31, 2002, respectively.

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements

February 28, 2005

(Unaudited)

(1)	Organization

Trust for Professional Managers (formerly the Zodiac Trust) (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with a diversified portfolio, the Conning Money Market Portfolio (the “Portfolio”). The Portfolio represents a distinct portfolio with its own investment objective and policies. The investment objective of the Portfolio is to seek current income with liquidity and stability of principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Portfolio commenced operations on September 20, 2001. Costs incurred by the Portfolio in connection with the organization, registration and the initial public offering of shares were paid by Conning Asset Management Company (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

(b)	Section 4(2) paper

Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio’s Adviser has determined that a liquid trading market exists for such securities. The Adviser, under the supervision of the Board of Trustees, determines the liquidity of Section 4(2) paper. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer). At February 28, 2005, Section 4(2) paper amounted to $41,595,993 or 54.6%, of the Portfolio’s net assets. The Portfolio’s Adviser has determined all of these securities to be liquid.

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

February 28, 2005

(Unaudited)

(c)	Federal Income Taxes

The Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d)	Distributions to Shareholders

The Portfolio declares dividends from net investment income daily and pays them monthly. Net realized capital gains, if any, are distributed at least annually. Any short-term capital gains are included in ordinary income for tax purposes. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to comply with certain distribution requirements of the Internal Revenue Code. During the six months ended February 28, 2005 and the year ended August 31, 2004, the Portfolio distributed $431,268 and $177,746 respectively, of ordinary income.

The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2004, the Portfolio had capital loss carryforwards of $783 and $200 with expiration dates of August 31, 2011 and August 31, 2012, respectively. At August 31, 2004, the Portfolio had a post-October loss of $349, which are deferred for tax purposes and recognized in 2005.

As of August 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,332
Undistributed long-term capital gain	—

Total distributable earnings	$1,332

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Other

Investment transactions are recorded on the trade date. The Portfolio determines the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recognized on the ex-dividend date.

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

February 28, 2005

(Unaudited)

(3)	Related Party Transactions

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Adviser for its management services at the annual rate of 0.40% of the Portfolio’s average daily net assets.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Portfolio.

The Trust has a Fund Administration Servicing Agreement (the “Agreement”) with U.S. Bancorp Fund Services, LLC to furnish fund administration services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates U.S. Bancorp Fund Services, LLC for its fund administration services at the annual rate of 0.20% of the Portfolio’s average daily net assets. U.S. Bancorp Fund Services, LLC has contractually agreed to waive 0.11% of these fees on the first $250 million and 0.08% on the next $250 million of net assets.

The Trust has a Custody Agreement (the “Custody Agreement”) with U.S. Bank, N.A. to furnish custodian services to the Portfolio. Under the terms of the Custody Agreement, the Trust, on behalf of the Portfolio, compensates U.S. Bank, N.A. for its custodian services at the annual rate of 0.02% based upon the market value of the portfolio.

Fees may be voluntarily or contractually reduced to assist the Portfolio in maintaining a more competitive expense ratio. These fee waivers may be revised or cancelled at any time. Information regarding fee reduction transactions are as follows for the six months ended February 28, 2005:

	Investment Advisory Fees	Administration Fees
	Voluntary Fee Reductions	Contractual Fee Reductions
Conning Money Market Portfolio	$130,328	$51,200

Any fee reduction by the Adviser is subject to later adjustment to allow the Adviser to recoup amounts reduced to the extent actual fees and expenses for a fiscal period are less than any limitation to which the Adviser has agreed, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was reduced.

(4)	Shareholder Servicing Fees

Under the Portfolio’s Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio’s average daily net assets. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

February 28, 2005

(Unaudited)

will not pay more than 0.66% of its daily net assets in the aggregate for shareholder liaison and/or administrative support. Shareholder servicing fees that were voluntarily reduced were in the amount of $41,887 for the six months ended February 28, 2005.

(5)	Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees; shareholder servicing fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/04–2/28/05).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Actual expenses during the period would have been higher if certain voluntary and contractual waivers had not been in place. Although the Portfolio charges no sales load or transaction fees, you may be assessed fees by your broker-dealer. To the extent the Portfolio invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Portfolio invests in addition to the expenses of the Portfolio. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, shareholder servicing fees, fund administration and accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under GAAP. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

February 28, 2005

(Unaudited)

	Beginning Account Value 9/1/04	Ending Account Value 2/28/05	Expenses Paid During Period 9/1/04–2/28/05*
Actual	$1,000.00	$1,004.80	$5.32
Hypothetical (5% return before expenses)	1,000.00	1,019.49	5.36
*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(6)	Capital Share Transactions

Transactions in shares of the Conning Money Market Portfolio were as follows:

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Shares sold	30,087,383	60,376,748
Shares issued to holders in reinvestment of distributions	431,268	177,746
Shares redeemed	(65,198,765)	(148,238,815)

Net Decrease	(34,680,114)	(87,684,321)

Additional Information

Conning Money Market Portfolio has adopted proxy voting policies and procedures that delegate to Conning Asset Management Company, the Portfolio’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Conning Money Market Portfolio proxy voting policies and procedures is available without charge, upon request, by calling the Portfolio toll free at 1-800-452-2724. A description of these policies and procedures is also included in the Portfolio’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Portfolio’s proxy voting record is available without charge, either upon request by calling the Portfolio toll free at 1-800-452-2724, or by accessing the SEC’s website at http://www.sec.gov.

The Portfolio files complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Form N-Q is available without charge, upon request by calling the Portfolio toll free at 1-800-452-2724. Form N-Q is also available by accessing the SEC’s website at http://www.sec.gov and Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)	/s/ Joe Neuberger
Joe Neuberger, President and Treasurer

Date	April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Joe Neuberger
Joe Neuberger, President and Treasurer

Date	April 25, 2005